UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2010
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lone Pine Capital LLC
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Address:   Two Greenwich Plaza
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-11152
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen F. Mandel, Jr.
           --------------------------------------------------
Title:     Managing Director, Portfolio Manager
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Phone:     (203) 618-1400
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Stephen F. Mandel, Jr.   Greenwich, Connecticut          8/16/10
       -------------------------    ---------------------------     ---------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:              57
                                               -------------

Form 13F Information Table Value Total:        $10,156,620
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE



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


COLUMN 1                        COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8

                                                         VALUE     SHRS OR   SH/ PUT/  INVESTMENT   OTHER         VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT   PRN CALL  DISCRETION  MANAGERS     SOLE    SHARED  NONE

7 DAYS GROUP HLDGS LTD        ADR            81783J101    9,188      842,119 SH            SOLE                842,119
ACCENTURE PLC IRELAND         SHS CLASS A    G1151C101  373,677    9,668,219 SH            SOLE              9,668,219
ACCENTURE PLC IRELAND         SHS CLASS A    G1151C101   38,650    1,000,000 SH  CALL      SOLE              1,000,000
ACTIVISION BLIZZARD INC       COM            00507V109  137,716   13,128,280 SH            SOLE             13,128,280
AMAZON COM INC                COM            023135106  246,501    2,256,092 SH            SOLE              2,256,092
AMERIPRISE FINL INC           COM            03076C106  158,929    4,398,808 SH            SOLE              4,398,808
AMPHENOL CORP NEW             CL A           032095101  169,624    4,318,327 SH            SOLE              4,318,327
AMPHENOL CORP NEW             CL A           032095101   25,532      650,000 SH  CALL      SOLE                650,000
APPLE INC                     COM            037833100  566,219    2,251,101 SH            SOLE              2,251,101
AUTODESK INC                  COM            052769106  211,409    8,678,543 SH            SOLE              8,678,543
CAREER EDUCATION CORP         COM            141665109   64,829    2,816,186 SH            SOLE              2,816,186
CHINA LODGING GROUP LTD       SPONSORED ADR  16949N109    9,044      592,269 SH            SOLE                592,269
CITRIX SYS INC                COM            177376100  168,298    3,985,271 SH            SOLE              3,985,271
CNINSURE INC                  SPONSORED ADR  18976M103   23,038      888,118 SH            SOLE                888,118
COGNIZANT TECHNOLOGY SOLUTIO  CL A           192446102  594,109   11,867,934 SH            SOLE             11,867,934
CROWN CASTLE INTL CORP        COM            228227104  408,275   10,957,451 SH            SOLE             10,957,451
DAVITA INC                    COM            23918K108  274,689    4,399,247 SH            SOLE              4,399,247
DEVRY INC DEL                 COM            251893103   67,504    1,286,037 SH            SOLE              1,286,037
DOLLAR GEN CORP NEW           COM            256677105   66,165    2,401,621 SH            SOLE              2,401,621
EQUINIX INC                   COM NEW        29444U502  140,660    1,731,835 SH            SOLE              1,731,835
FAMILY DLR STORES INC         COM            307000109  138,248    3,668,016 SH            SOLE              3,668,016
GOODRICH CORP                 COM            382388106  260,450    3,931,324 SH            SOLE              3,931,324
GOOGLE INC                    CL A           38259P508  130,855      294,090 SH            SOLE                294,090
GREEN MTN COFFEE ROASTERS IN  COM            393122106  195,600    7,610,908 SH            SOLE              7,610,908
HEWLETT PACKARD CO            COM            428236103  265,150    6,126,382 SH            SOLE              6,126,382
INVESCO LTD                   SHS            G491BT108  152,745    9,075,772 SH            SOLE              9,075,772
JPMORGAN CHASE & CO           COM            46625H100  601,733   16,436,305 SH            SOLE             16,436,305
LAUDER ESTEE COS INC          CL A           518439104  340,261    6,105,520 SH            SOLE              6,105,520
LINCARE HLDGS INC             COM            532791100  133,181    4,096,607 SH            SOLE              4,096,607
LIVE NATION ENTERTAINMENT IN  COM            538034109  122,330   11,706,244 SH            SOLE             11,706,244
LONGTOP FINL TECHNOLOGIES LT  ADR            54318P108   94,730    2,923,773 SH            SOLE              2,923,773
MCDONALDS CORP                COM            580135101  240,576    3,652,289 SH            SOLE              3,652,289
MEAD JOHNSON NUTRITION CO     COM            582839106  218,414    4,357,816 SH            SOLE              4,357,816
NEW ORIENTAL ED & TECH GRP I  SPON ADR       647581107  255,297    2,739,527 SH            SOLE              2,739,527
O REILLY AUTOMOTIVE INC       COM            686091109  189,828    3,991,333 SH            SOLE              3,991,333
OWENS CORNING NEW             COM            690742101   60,039    2,007,315 SH            SOLE              2,007,315
PACTIV CORP                   COM            695257105   70,603    2,535,104 SH            SOLE              2,535,104
POLO RALPH LAUREN CORP        CL A           731572103  153,668    2,106,191 SH            SOLE              2,106,191
POPULAR INC                   COM            733174106   48,826   18,218,779 SH            SOLE             18,218,779
PRICELINE COM INC             COM NEW        741503403  209,773    1,188,249 SH            SOLE              1,188,249
QUALCOMM INC                  COM            747525103  319,729    9,735,949 SH            SOLE              9,735,949
QUALCOMM INC                  COM            747525103   50,209    1,528,900 SH  CALL      SOLE              1,528,900
QUINSTREET INC                COM            74874Q100   17,223    1,496,336 SH            SOLE              1,496,336
REGAL ENTMT GROUP             CL A           758766109   41,830    3,207,839 SH            SOLE              3,207,839
SALESFORCE COM INC            COM            79466L302  114,911    1,338,973 SH            SOLE              1,338,973
SEARS HLDGS CORP              COM            812350106  197,616    3,056,700 SH  PUT       SOLE              3,056,700
SPDR GOLD TRUST               GOLD SHS       78463V107  410,062    3,370,000 SH  CALL      SOLE              3,370,000
STRAYER ED INC                COM            863236105  250,135    1,203,207 SH            SOLE              1,203,207
SUNTECH PWR HLDGS CO LTD      ADR            86800C104    6,421      700,200 SH  CALL      SOLE                700,200
TD AMERITRADE HLDG CORP       COM            87236Y108  127,653    8,343,305 SH            SOLE              8,343,305
UMPQUA HLDGS CORP             COM            904214103   20,787    1,810,735 SH            SOLE              1,810,735
UNITED PARCEL SERVICE INC     CL B           911312106  102,402    1,800,000 SH  CALL      SOLE              1,800,000
VANCEINFO TECHNOLOGIES INC    ADR            921564100   26,751    1,149,089 SH            SOLE              1,149,089
VISA INC                      COM CL A       92826C839  156,012    2,205,117 SH            SOLE              2,205,117
VISTAPRINT N V                SHS            N93540107   37,839      796,788 SH            SOLE                796,788
WYNDHAM WORLDWIDE CORP        COM            98310W108   53,009    2,632,044 SH            SOLE              2,632,044
YUM BRANDS INC                COM            988498101  587,673   15,053,094 SH            SOLE             15,053,094

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